Average Annual Total Returns - Class K - BlackRock Total Factor Fund	Nov. 27, 2020
WorldIndexHedgedNet [Member]
Average Annual Return:
1 Year	28.43%
5 Years	9.78%
Since Inception	12.31%
BloombergBarclays [Member]
Average Annual Return:
1 Year	8.72%
5 Years	3.05%
Since Inception	2.70%
WorldIndexHedgedAggregateBondIndex [Member]
Average Annual Return:
1 Year	20.42%
5 Years	7.23%
Since Inception	8.53%
ICEBofAMLThreeMonthUSTreasuryBillIndex [Member]
Average Annual Return:
1 Year	2.28%
5 Years	1.07%
Since Inception	0.78%
Class K Shares
Average Annual Return:
1 Year	7.96%
5 Years	3.88%
Since Inception	3.72%
Inception Date	Dec. 27, 2012
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.84%
5 Years	2.50%
Since Inception	2.24%
Inception Date	Dec. 27, 2012
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.87%
5 Years	2.36%
Since Inception	2.18%
Inception Date	Dec. 27, 2012